Stockholders' Deficit (Details) - Schedule of Stock Warrants - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021		Jan. 27, 2023	Jul. 05, 2022
Stockholders' Deficit (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 0.37						$ 0.88	$ 4.6
Beginning balance, outstanding		51,465,978
Issued				59,747,574
Warrants exercised in period, weighted average grant date fair value (in Dollars per share)
Warrants forfeited in period, weighted average grant date fair value (in Dollars per share)				$ (14,095,400)
Ending balance, outstanding		51,465,978		51,465,978
Two Thousand Nineteen Public Warrants [Member]
Stockholders' Deficit (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	[1]			$ 230
Expiration Date				Jun. 19, 2024	[1]	Jun. 19, 2024	[2]
Beginning balance, outstanding	[1]	5,813,804
Issued			[1]		[2]
Warrants exercised in period, weighted average grant date fair value (in Dollars per share)			[1]			$ 230	[2]
Warrants forfeited in period, weighted average grant date fair value (in Dollars per share)			[1]		[2]
Ending balance, outstanding	[1]	5,813,804		5,813,804
Common Warrant [Member]
Stockholders' Deficit (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 0.37		$ 0.37	[3]			$ 0.88
Expiration Date				Jun. 29, 2027	[3]	Jun. 29, 2027	[4]
Beginning balance, outstanding	[3]	43,478,261
Issued			[3]	43,478,261	[4]
Warrants exercised in period, weighted average grant date fair value (in Dollars per share)			[3]			$ 4.6	[4]
Warrants forfeited in period, weighted average grant date fair value (in Dollars per share)			[3]		[4]
Ending balance, outstanding	[3]	43,478,261		43,478,261
Underwriter Warrants [Member]
Stockholders' Deficit (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 4.6		$ 0.37	[3]
Expiration Date				Jun. 29, 2027	[3]	Jun. 29, 2027	[4]
Beginning balance, outstanding	[3]	2,173,913
Issued			[3]	2,173,913	[4]
Warrants exercised in period, weighted average grant date fair value (in Dollars per share)			[3]			$ 4.6	[4]
Warrants forfeited in period, weighted average grant date fair value (in Dollars per share)			[3]		[4]
Ending balance, outstanding	[3]	2,173,913		2,173,913

[1]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[2]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[3]	In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.
[4]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.